Real Estate Assets Held for Sale, Discontinued Operations and Sale of Joint Venture Equity Interests (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Assets Held for Development and Sale [Line Items]
Operating properties held for sale	$ 0	$ 19,372,277	$ 0
Other assets	10,726	1,452,785
Assets related to discontinued operations	10,726	44,910,812
Assets held for sale	10,726	44,910,812
Property Indebtedness		32,226,165
Other liabilities	475,630	1,001,485
Liabilities related to assets held for sale	$ 475,630	$ 33,227,650